Loss on Investment	12 Months Ended
Jul. 31, 2019
Disclosure Of Loss On Investment [Abstract]
Loss on Investment

30. Loss on Investment

During the fiscal year ended July 31, 2018, the Company realized a loss on investment activities in the amount of $650. The Company continues to take legal action to recover the loss.